Related Party Transactions and Balances (Details Narrative) - CAD ($)		12 Months Ended
	Aug. 02, 2024	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Amount due to related parties		$ 278,502	$ 223,489
Original issue discount			(165,000)
Former chief financial officer [member]
IfrsStatementLineItems [Line Items]
Consulting fees			4,515
Directors [member]
IfrsStatementLineItems [Line Items]
Consulting fees			14
Prepaid expenses		10,144
Directors [member] | Loan agreement [member]
IfrsStatementLineItems [Line Items]
Loan amount	$ 1,650,000
Proceeds from loans	1,485,000
Original issue discount	$ 165,000
Maturity date	August 2, 2025
Effective interest rate	10.66%
Chief operations officer [member]
IfrsStatementLineItems [Line Items]
Consulting fees		$ 7,152